Restructuring Costs, Net	9 Months Ended
Sep. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring Costs, Net

NOTE 2 — RESTRUCTURING COSTS, NET

During the three and nine months ended September 30, 2014 and 2013, Holdings incurred costs related to various cost reduction activities which are reported in the interim unaudited condensed consolidated statements of comprehensive income (loss) in restructuring costs, net. The components of restructuring costs, net are as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Manufacturing and distribution footprint optimization	$5.6	$0.2	$10.8	$0.4
Severance	—	0.6	3.3	2.0
Impairment of property, plant and equipment	0.3	—	0.3	0.8
Gain on sale of equipment	(0.1)	—	(0.2)	—
Curtailment and settlement gains	—	—	—	(0.3)

	$5.8	$0.8	$14.2	$2.9

Beginning in 2013, Holdings initiated a manufacturing footprint optimization plan for its fuel delivery systems product line. The plan involved a workforce reduction and outsourcing of production, including relocation of associated equipment, to facilities owned by third-party component suppliers and existing facilities of Holdings’ subsidiaries. The plan was substantially completed by the end of the third quarter of 2014. During the three and nine months ended September 30, 2014, Holdings incurred $0.1 million and $0.3 million, respectively, of costs associated with asset relocation and installation, $0.1 million and $0.7 million, respectively, of manufacturing footprint optimization execution costs and $0.1 million in each period for employee retention costs. During the nine months ended September 30, 2014, Holdings incurred $1.1 million of professional costs associated with the review of the manufacturing footprint for its fuel delivery systems product line and $0.8 million of severance costs associated with the termination of 79 employees.

In December 2013, Holdings approved and announced a plan to close one of its U.S. filtration facilities and transfer the manufacturing capacity, along with associated equipment, to one of Holdings existing U.S. facilities and one facility operated by FRAM Group, the automotive consumer products business of Autoparts Holdings Limited (“Autoparts Holdings”). The facility ceased operations as of July 31, 2014. The plan impacted 232 employees, the majority of which were terminated as of September 30, 2014. Employees were offered termination benefit packages, comprised of severance and medical insurance coverage, contingent on the employees working to the plant closure date or an earlier date at management’s discretion. During the nine months ended September 30, 2014, termination benefits of $1.8 million were recorded. As of September 30, 2014, termination benefits of $0.5 million were accrued and unpaid. In addition, during the three and nine months ended September 30, 2014, Holdings incurred equipment relocation and installation and facility closing and integration costs of $5.3 million and $8.0 million, respectively, recorded an additional impairment loss of $0.3 million to write down equipment to estimated net realizable value and recorded a gain on sale of equipment of $0.1 million. Holdings recorded impairment charges of $1.8 million to write down land, building and equipment to estimated net realizable value in the fourth quarter of 2013. As of September 30, 2014, all equipment that was scheduled to be transferred to other facilities had been relocated and the remaining assets of $1.4 million, including land, building and equipment, were classified as assets held for sale on the interim unaudited condensed consolidated balance sheet.

In addition, during the nine months ended September 30, 2014, Holdings recorded: (i) severance of $0.7 million related to involuntary terminations of employees as part of cost reduction actions and business realignment, (ii) manufacturing footprint optimization costs of $0.5 million related to its filtration product line, (iii) residual closing costs of $0.1 million related to the closure of a China facility in 2013 and (iv) a gain on sale of equipment of $0.1 million associated with its now closed Mexican foundry operations.

During the three and nine months ended September 30, 2013, Holdings recorded severance of $0.5 million and $1.6 million, respectively, related to involuntary terminations of employees as part of cost reduction actions and business realignment within its filtration, vehicle electronics and fuel delivery systems product lines. During the three and nine months ended September 30, 2013, Holdings incurred professional costs of $0.2 million associated with the review of the manufacturing footprint for its fuel delivery systems product line. During the nine months ended September 30, 2013, Holdings recorded $0.1 million for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration product line.

During the nine months ended September 30, 2013, Holdings approved, announced and completed a plan to close the manufacturing operations of one of its Chinese subsidiaries and relocate the manufacturing into one of its existing U.S. facilities. The plan included workforce reductions, facility closures and operations consolidation. The plan impacted 61 employees in China, all of which were terminated as of September 30, 2013. The manufacturing facility was leased and was returned to the landlord in July 2013. The majority of the equipment was relocated to existing U.S. facilities. During the three months ended September 30, 2013, Holdings recorded additional severance costs of $0.1 million. During the nine months ended September 30, 2013, Holdings recorded an impairment charge of $0.5 million to write down certain equipment to estimated net realizable value, severance costs of $0.4 million and other closing costs of $0.1 million.

During the nine months ended September 30, 2013, as part of a 2012 plan to close and relocate excess foundry manufacturing capacity at one of its Mexican operations to China, Holdings recorded an additional impairment charge of $0.3 million to write down land, building and equipment to estimated net realizable value and recognized a previously deferred curtailment gain of $0.3 million related to the Mexican subsidiary’s pension plan at the time the affected employees were terminated in June 2013.

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the nine months ended September 30, 2014 and 2013 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2013	$1.4	$—	$—	$—	$1.4
Charges	3.3	0.3	—	10.6	14.2
Usage	(4.2)	(0.3)	—	(10.6)	(15.1)

Balance at September 30, 2014	$0.5	$—	$—	$—	$0.5

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	2.0	0.8	(0.3)	0.4	2.9
Usage	(2.3)	(0.8)	(0.5)	(0.4)	(4.0)

Balance at September 30, 2013	$1.0	$—	$0.1	$—	$1.1

The severance and pension curtailment and settlements accruals are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities.